Expense Example - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund - Fidelity Series Stock Selector Large Cap Value Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none